Fair Value Measurements (Tables) - dMY TECHNOLOGY GROUP, INC. III [Member]	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of financial Asset measured at fair value on recurring basis	The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities (1)	$300,029,996	$—	$—
Liabilities:
Derivative warrant liabilities	$—	$—	$34,885,000

(1)	Excludes $569 of cash balance held within the Trust Account

The following table presents information about the Company’s consolidated financial assets that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:
June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities (1)	$300,083,544	$—	$—
Liabilities:
Derivative warrant liabilities	$24,000,000	$—	$16,600,000
(1) Excludes $390 of cash balance held within the Trust Account.
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities (1)	$300,029,996	$—	$—
Liabilities:
Derivative warrant liabilities	$—	$—	$34,885,000
(1) Excludes $569 of cash balance held within the Trust Account.

Summary of fair value measurements inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	At initial issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.60	$10.84
Volatility	22.4%/45.5%	22.7%/44.3%
Term	6.55	6.42
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of December 31, 2020	As of June 30, 2021
Exercise price	$11.50	$11.50
Stock price	$10.84	$10.69
Volatility	22.7% / 44.3%	40.5% / 45.2%
Term	6.42	5.25
Risk-free rate	0.57%	0.91%
Dividend yield	0.0%	0.0%

Summary of change in the fair value of the derivative warrant liabilities
The change in the fair value of the derivative warrant liabilities for the period from September 14, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at September 14, 2020 (inception)	$—
Issuance of Public and Private Warrants	27,360,000
Change in fair value of derivative warrant liabilities	7,525,000

Derivative warrant liabilities at December 31, 2020	$34,885,000

The change in the fair value of the derivative warrant liabilities for the period ended June 30, 2021 is summarized as follows:

Level 3 - Derivative warrant liabilities at December 31, 2020	$34,885,000
Transfer to Level 1	(16,725,000)
Change in fair value of derivative warrant liabilities	(1,560,000)

Level 3 - Derivative warrant liabilities at June 30, 2021	$16,600,000